Pension Plans and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 31	$ 32	$ 30
Expected return on plan assets	(33)	(31)	(34)
Amortization of net loss	21	16	22
Settlement loss	0	3	0
Service cost	0	1	1
Net periodic pension cost	$ 19	$ 21	$ 19